Noncontrolling Interests (Changes In MUFG's Ownership Interests In Subsidiaries) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Noncontrolling Interests [Abstract]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 190,964	¥ 582,870
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 18)		20,550
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)	(12,000)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders, Other	(165)	39
Net transfers from (to) the noncontrolling interest shareholders	(12,165)	20,589
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 178,799	¥ 603,459